Fair value measurements - Unaudited Condensed Consolidated Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Derivative [Line Items]
Write-off of unrealized losses related to forecasted transactions which are no longer considered probable reclassified from other comprehensive income/(loss)	$ (227)	$ 0
Ineffective portion of cash flow hedges	0	0
Total Gains/(Losses) on derivative instruments, net	(688)	(819)
Interest and finance costs
Reclassification adjustments of interest rate swap loss transferred to Interest and finance costs from Other comprehensive income/(loss)	(1,491)	0
Total Gains/(Losses) recognized	(1,491)	0
Credit Agricole and HSH Nordbank Swaps | Before hedging designation (August 31, 2014)
Derivative [Line Items]
Unrealized gains/(losses) from the Interest rate swaps agreements	0	(819)
Goldman Sachs Swaps | After de-designation of accounting hedging relationship (April 1, 2015)
Derivative [Line Items]
Unrealized gains/(losses) from the Interest rate swaps agreements	883	0
Realized gains/(losses) from the Interest rate swaps agreements	$ (1,344)	$ 0